EMPLOYEE BENEFIT PLANS	6 Months Ended
Jun. 30, 2023
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

21.EMPLOYEE BENEFIT PLANS

The Company provides supplementary pension plan and defined benefit plan, such as medical assistance and life insurance. The characteristics of such benefits were disclosed in the annual financial statements for the year ended December 31, 2022 (Note 21), which did not change during the six-month period ended June 30, 2023.

21.1.Pension plan

Contributions made by the Company, for Suzano Prev pension plan managed by Brasilprev Seguros e Previdência S.A., for the six-month period ended June 30, 2023 amounted R$8,650 (R$7,308 as of June 30, 2022) recognized under the cost of sales, selling and general and administrative expenses.

21.2.Defined benefits plan

The Company offers the following post-employment benefits in addition to the pension plans, which are measured based on actuarial calculations and recognized in the unaudited condensed consolidated interim financial information.

The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	June 30,	December 31,
	2023	2022
Opening balance	691,424	675,158
Interest on actuarial liabilities	34,615	59,258
Actuarial loss		12,231
Exchange rate variations		(577)
Amount arising from the acquisition of MMC Brasil	1,457
Benefits paid	(25,563)	(54,646)
Closing balance	701,933	691,424